Annual Total Returns - Transamerica Small Cap Value (Class R R4 and Class I3) [BarChart] - Class R R4 and Class I3 - Transamerica Small Cap Value - R4	Mar. 01, 2021
Bar Chart Table:
2011	1.11%
2012	15.81%
2013	33.88%
2014	7.08%
2015	(6.33%)
2016	19.24%
2017	8.44%
2018	(18.95%)
2019	20.74%
2020	5.79%